Income Tax Expense	12 Months Ended
Jun. 30, 2025
Income Tax Expense [Abstract]
Income tax expense

Note 14. Income tax expense

	Consolidated
	30 June 2025	30 June 2024
	$	$
Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(6,645,453)	(3,546,195)

Tax at the statutory tax rate of 25%	(1,661,363)	(886,549)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Permanent differences	400,042	332,974
Timing differences (not meeting deferred asset criteria)	(47,226)	(52,532)
Carry forward losses (not meeting deferred asset criteria)	1,308,547	606,107
Income tax expense	-	-
	Consolidated
	30 June 2025	30 June 2024
	$	$
Deferred tax assets not recognised
Deferred tax assets not recognised comprises temporary differences attributable to:
– Payables, accrued expenses and provisions	103,611	33,722
– Deferred revenue	-	31,340
– Other – Expenses deductible in future periods	98,681	98,681
– Other – Right of use assets	-	-
Total deferred tax asset attributable to temporary differences not recognised	202,292	163,743

	30 June 2025	30 June 2024
	$	$
The amount of unused tax losses for which no deferred tax asset is recognised:
– applicable to the company	10,536,558	5,802,382
– applicable to subsidiaries (not consolidated for tax purposes)	171,744	171,618
Potential tax benefit @ 25%	2,677,075	1,493,500

The above potential tax benefit for tax losses and other deferred tax assets has not been recognised in the statement of financial position. These tax losses can only be utilised in the future if the continuity of ownership test is passed, or failing that, the same business test is passed, and if the Consolidated Entity has taxable income.